Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding

	Three and Six Months Ended June 30,
	2026	2025
Options to purchase common stock	32,289	33,858
Preferred stock and accrued dividends convertible into common stock	461,819	-
Warrants to purchase common stock	317,585	918,418
Total potentially dilutive securities excluded	811,693	952,276

	Year Ended December 31,
	2025	2024
Options to purchase common stock	33,858	34,046
Warrants to purchase common stock	382,588	934,373
Total potentially dilutive securities excluded	416,446	968,419

Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding

	June 30, 2026	June 30, 2025
Stock options	848,694	666,344
Series A Preferred Stock	8,823	—
Series A Warrants	8,823	—
Equity Incentive Shares	58,823	—
Shares issuable upon conversion of Convertible Notes	168,345	—